Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income (loss) for the year	R$ 179,338	R$ (779,724)	R$ 377,817
Adjustments to reconcile net income (loss) to net cash flows from operating activities
Depreciation and amortization	1,727,982	668,516	505,425
Provision for expected credit losses	5,668	(9,789)	24,913
Provision for legal proceedings	195,465	243,860	158,263
Provision for inventory obsolescence	2,168	5,023	3,059
Provision for loss on advances from suppliers	161,228
Adjustment to present value of advance from suppliers	10,604
Deferred taxes	30,986	244,989	(547,059)
Equity pick up method	(77)	(387)	(544)
Share-based payments	40,725	18,572	14,849
Actuarial losses from post-employment benefits	4,907
Foreign exchange, net	399,174	946,732	95,132
Interest on loans and financing and leases	1,126,527	679,985	566,902
Provision for aircraft and engine return	231,821
Provision for maintenance reserve	75,451	65,334
Result of derivatives recognized in profit or loss	22,022	(13,239)	8,639
Unrealized hedge results	(40,717)
Termination of obligation due to contractual term reduction	(275,921)
Provision for labor obligations	280,320	127,618	65,573
Disposals of property, plant and equipment and intangible assets	152,017	90,639	145,855
Other provisions	(14,602)		15,184
Adjusted net income (loss)	4,315,086	2,288,129	1,434,008
Changes in operating assets and liabilities:
Trade receivables	(384,147)	95,844	(198,370)
Short-term investments	162,167	695,831	(353,231)
Inventories	(21,240)	(6,673)	1,038
Deposits	(399,345)	(402,495)	46,388
Recoverable taxes	(27,147)
Suppliers	(232,021)	16,382	(202,462)
Suppliers - forfeiting	188,771	267,502	76,157
Advance from ticket sales	292,161	197,473	271,386
Mileage program	161,821	65,535	(47,714)
Advances from customers	(153,543)	148,249	4,895
Salaries, wages and benefits	(253,074)	(64,308)	(43,641)
Landing fees	172,039	190,649	126,085
Taxes obligation	179,706	127,663	460,980
Derivatives	(124,548)	(20,998)	(44,753)
Receipt (payment) of fuel derivative bonus	(43,008)	29,383	12,443
Advance to suppliers and third parties	(305,906)
Payments for lawsuits and aircraft return	(317,591)	(236,882)	(270,970)
Operating leases		103,838	131,877
Prepaid expenses	(49,352)
Other assets and liabilities, net	501	(736,638)	18,157
Interest paid	(470,794)	(508,973)	(528,398)
Income tax paid	(229,460)	(167,642)	(221,122)
Net cash flows from operating activities	2,461,076	2,081,869	672,753
Investing activities
Sale of interest in subsidiary			68,163
Short-term investments, net	(501,607)	(163,218)	(171,174)
Restricted cash	377,826	(548,928)	(100,835)
Receipt of dividends and Interest on shareholders' equity through subsidiary		543	1,249
Advances for property, plant and equipment acquisition, net	(30,804)	(106,628)	68,679
Receipt of aircraft sales	348,389
Acquisition of fixed assets	(872,570)	(686,946)	(370,438)
Acquisition of intangible assets	(75,845)	(82,079)	(55,449)
Net cash flows used in investing activities	(754,611)	(1,587,256)	(559,805)
Financing activities
Loans and financing issued, net of costs	2,275,615	1,703,933	1,898,738
Costs of borrowing and repurchasing securities	(80,953)	(39,926)	(65,628)
Loan and financing payments	(793,537)	(1,318,349)	(274,480)
Early payment of senior notes		(630,989)	(707,142)
Payments of leases liabilities	(1,617,677)	(251,557)	(239,092)
Treasury share buyback	(102,417)	(15,929)
Derivative premium payment	(407,322)
Dividends and interest on shareholders' equity paid to non-controlling interests	(210,242)	(219,493)	(254,892)
Warrants	12,250
Capital increase	31,526	15,428	2,692
Capital increase from non-controlling interests		875
Shares to be issued	584	2,818
Shares issuance costs			(523)
Net cash flows (used in) from financing activities	(892,173)	(753,189)	359,673
Foreign exchange variation on cash held in foreign currencies	4,946	57,901	(7,966)
Net (decrease) increase in cash and cash equivalents	819,238	(200,675)	464,655
Cash and cash equivalents at the beginning of the year	826,187	1,026,862	562,207
Cash and cash equivalents at the end of the year	R$ 1,645,425	R$ 826,187	R$ 1,026,862